Schedule H, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
Profit Participation Plan of Moody’s Corporation
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
For the Year Ended December 31, 2025
(tabular dollar amounts in thousands)

	Participant Contributions Transferred Late to Plan	Total that Constitute Nonexempt Prohibited Transactions
Year Ended	Check Here if Late Participant Loan Repayments are Included:	Contributions Not Corrected	Contributions Corrected Outside VFCP (a)	Contributions Pending Correction in VFCP	Total Fully Corrected Under VFCP and PTE 2002-51
2025	$22,532	$—	$22,532	$—	$—
2024	$9,652	$—	$9,652	$—	$—

(a)	Lost earnings on delinquent contributions related to the 2025 plan year were remitted between July 2025 and December 2025. Lost earnings on delinquent contributions related to the 2024 plan year were remitted in January 2025.

	See accompanying Report of Independent Registered Public Accounting Firm